Net Earnings (Loss) Per Share	12 Months Ended
Apr. 30, 2016
Net Earnings (Loss) Per Share
10.	Net Earnings (Loss) Per Share

In accordance with ASC 260-10-45, Share-Based Payment Arrangements and Participating Securities and the Two-Class Method, unvested share-based payment awards that contain rights to receive non-forfeitable dividends are considered participating securities. The Company’s unvested restricted shares and unvested restricted stock units granted prior to July 15, 2015 and shares issuable under the Company’s deferred compensation plan are considered participating securities. Cash dividends to restricted stock units and performance-based stock units granted on or after July 15, 2015 are not distributed until and except to the extent that the restricted stock units vest, and in the case of performance-based stock units, until and except to the extent that the performance metrics are achieved or are otherwise deemed satisfied. Stock options do not receive cash dividends. As such, these awards are not considered participating securities.

Basic earnings per common share are calculated by dividing the net income, adjusted for preferred dividends and income allocated to participating securities, by the weighted average number of common shares outstanding during the period. Diluted net income per common share reflects the dilution that would occur if any potentially dilutive instruments were exercised or converted into common shares. The dilutive effect of participating securities is calculated using the more dilutive of the treasury stock method or two-class method. Other potentially dilutive securities include preferred stock, stock options, restricted stock units granted after July 15, 2015, and performance-based stock units and are included in diluted shares to the extent they are dilutive under the treasury stock method for the applicable periods.

During periods of net loss, no effect is given to the participating securities because they do not share in the losses of the Company. Due to the net loss during fiscal 2016 and fiscal 2014, participating securities in the amounts of 2,163,190 and 3,048,040, respectively, were excluded from the calculation of loss per share using the two-class method because the effect would be antidilutive. The Company’s outstanding non-participating securities consisting of dilutive stock options were 31,778 for fiscal 2014 and accretion/payments of dividends on preferred shares were also excluded from the calculation of loss per share using the two-class method because the effect would be antidilutive.

The following is a reconciliation of the Company’s basic and diluted income (loss) per share calculation:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Numerator for basic income (loss) per share:
Net income (loss) from continuing operations attributable to Barnes & Noble, Inc.	$14,700	32,872	(79,140)
Inducement fee paid upon conversion of Series J preferred stock	(3,657)	—	—
Preferred stock dividends	—	(15,767)	(16,028)
Preferred stock dividends paid in shares	(1,783)	—	—
Accretion of dividends on preferred stock and membership units	(4,204)	(7,339)	(3,032)
Less allocation of dividends to participating securities	(1,219)	—	—
Less allocation of undistributed earnings to participating securities	—	(535)	—

Net income (loss) from continuing operations available to common shareholders	3,837	9,231	(98,200)
Net income (loss) from discontinued operations attributable to Barnes & Noble, Inc.	(39,146)	3,724	31,872
Less allocation of undistributed earnings to participating securities	—	(204)	—

Net income (loss) from discontinued operations available to common shareholders	(39,146)	3,520	31,872

Net income (loss) available to common shareholders	$(35,309)	12,751	(66,328)

Numerator for diluted income (loss) per share:
Net income (loss) from continuing operations available to common shareholders	$3,837	9,231	(98,200)
Preferred stock dividends (a)	—	—	—
Accretion of dividends on preferred stock (a)	—	—	—
Allocation of undistributed earnings to participating securities	—	535	—
Less diluted allocation of undistributed earnings to participating securities	—	(534)	—

Net income (loss) from continuing operations available to common shareholders	3,837	9,232	(98,200)
Net income (loss) from discontinued operations available to common shareholders	(39,146)	3,520	31,872
Allocation of undistributed earnings to participating securities	—	204	—
Less diluted allocation of undistributed earnings to participating securities	—	(204)	—

Net income (loss) from discontinued operations available to common shareholders	(39,146)	3,520	31,872

Net income (loss) available to common shareholders	$(35,309)	12,752	(66,328)

Denominator for basic income (loss) per share:
Basic weighted average common shares	72,410	60,842	58,971
Denominator for diluted income (loss) per share:
Basic weighted average shares	72,410	60,842	58,971
Preferred shares (a)	—	—	—
Average dilutive options	118	86	—
Average dilutive non-participating securities	14	—	—

Diluted weighted average common shares	72,542	60,928	58,971

Basic income (loss) per common share:
Income (loss) from continuing operations	$0.05	0.15	(1.67)
Income (loss) from discontinued operations	(0.54)	0.06	0.54

Basic income (loss) per common share	(0.49)	0.21	(1.12)

Diluted income (loss) per common share:
Income (loss) from continuing operations	$0.05	0.15	(1.67)
Income (loss) from discontinued operations	(0.54)	0.06	0.54

Diluted income (loss) per common share	(0.49)	0.21	(1.12)

(a)	Although the Company was in a net income position during the 52 weeks ended April 30, 2016 and May 2, 2015, the dilutive effect of the Company’s convertible preferred shares was excluded from the calculation of income per share using the two-class method because the effect would be antidilutive.